Segment information - Segment assets - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Disclosure of operating segments [line items]
Goodwill	€ 23,775	€ 23,113	€ 24,192
Other intangible assets	15,098	14,946	14,940		€ 15,135
Property, plant and equipment	33,193	31,640	30,484	€ 29,075
Right-of-use assets	8,175	7,936	7,702	7,009
Interests in associates and joint ventures	1,491	1,486	1,440	98
Non-current assets included in the calculation of net financial debt	916	1,390	709
Other non-current assets	192	216	254
Other	2,162	2,337	2,769
Total non-current assets	84,811	82,847	82,236
Inventories	1,152	1,048	952	814
Trade receivables	6,013	6,305	6,029	5,620
Other customer contract assets	1,795	1,570	1,460
Prepaid expenses	868	851	851	€ 850
Current assets included in the calculation of net financial debt	8,210	10,451	10,462
Other	7,203	6,579	6,080
Total current assets	25,241	26,803	25,834
Total assets	110,052	109,650	108,071
Telecom activities and Mobile Financial Services [member] | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Other	(27)	(27)	(27)
Total non-current assets	(27)	(27)	(27)
Trade receivables	(71)	(62)	(103)
Prepaid expenses			(1)
Other	(16)	(18)	(9)
Total current assets	(87)	(81)	(113)
Total assets	(115)	(108)	(140)
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	23,775	23,113	24,163
Other intangible assets	15,074	14,892	14,852
Property, plant and equipment	33,184	31,630	30,479
Right-of-use assets	8,155	7,912	7,681
Interests in associates and joint ventures	1,491	1,486	1,440
Non-current assets included in the calculation of net financial debt	916	1,390	709
Other	1,812	1,583	1,878
Total non-current assets	84,406	82,005	81,202
Inventories	1,152	1,048	951
Trade receivables	6,046	6,237	6,040
Other customer contract assets	1,795	1,570	1,460
Prepaid expenses	835	830	839
Current assets included in the calculation of net financial debt	8,210	10,451	10,462
Other	3,903	3,666	3,241
Total current assets	21,942	23,801	22,994
Total assets	106,347	105,807	104,196
Telecom activities, operating segment [member] | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Non-current assets included in the calculation of net financial debt	916	1,390	709
Other	1,670	1,430	1,725
Total non-current assets	2,586	2,820	2,433
Trade receivables	(1,445)	(1,200)	(774)
Prepaid expenses	(31)	(28)	(30)
Current assets included in the calculation of net financial debt	8,210	10,451	10,462
Other	244	150	163
Total current assets	6,977	9,373	9,821
Total assets	9,563	12,192	12,255
France (excluding Orange Business), operating segment [member]
Disclosure of operating segments [line items]
Goodwill	13,176	13,176	14,364
France (excluding Orange Business), operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	13,176	13,176	14,364
Other intangible assets	4,093	4,331	4,543
Property, plant and equipment	17,077	16,906	16,975
Right-of-use assets	2,248	1,946	2,014
Interests in associates and joint ventures	1,035	1,070	1,061
Other	8	9	9
Total non-current assets	37,637	37,438	38,966
Inventories	507	429	438
Trade receivables	1,807	2,055	2,125
Other customer contract assets	391	371	379
Prepaid expenses	62	41	35
Other	756	789	737
Total current assets	3,522	3,685	3,713
Total assets	41,159	41,123	42,679
Europe (excluding France), operating segment [member]
Disclosure of operating segments [line items]
Goodwill	5,291	4,586	6,079
Europe (excluding France), operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	5,291	4,586	6,079
Other intangible assets	4,691	4,280	3,985
Property, plant and equipment	9,149	7,879	7,801
Right-of-use assets	2,238	2,058	2,197
Interests in associates and joint ventures	339	313	303
Other	51	55	31
Total non-current assets	21,759	19,171	20,396
Inventories	287	260	237
Trade receivables	1,910	1,776	1,791
Other customer contract assets	674	600	583
Prepaid expenses	461	434	486
Other	184	292	255
Total current assets	3,517	3,361	3,351
Total assets	25,276	22,532	23,747
Europe (excluding France), operating segment [member] | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Trade receivables	2	(1)	1
Total current assets	2	(1)	1
Total assets	2	(1)	1
Spain, operating segment [member]
Disclosure of operating segments [line items]
Goodwill	2,734	2,734	3,170
Spain, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	2,734	2,734	3,170
Other intangible assets	1,864	1,994	2,259
Property, plant and equipment	3,518	3,640	3,834
Right-of-use assets	1,220	1,035	1,093
Other	13	12	16
Total non-current assets	9,348	9,415	10,372
Inventories	88	73	61
Trade receivables	587	601	643
Other customer contract assets	213	174	176
Prepaid expenses	374	373	417
Other	20	77	72
Total current assets	1,282	1,298	1,368
Total assets	10,630	10,714	11,740
Other European countries, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	2,558	1,852	2,910
Other intangible assets	2,828	2,287	1,727
Property, plant and equipment	5,631	4,239	3,967
Right-of-use assets	1,018	1,023	1,104
Interests in associates and joint ventures	339	313	303
Other	38	43	15
Total non-current assets	12,411	9,755	10,025
Inventories	199	187	176
Trade receivables	1,321	1,176	1,147
Other customer contract assets	461	425	407
Prepaid expenses	87	61	69
Other	165	215	183
Total current assets	2,233	2,064	1,982
Total assets	14,644	11,819	12,007
Africa and Middle-East, operating segment [member]
Disclosure of operating segments [line items]
Goodwill	1,403	1,420	1,465
Africa and Middle-East, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	1,403	1,420	1,465
Other intangible assets	1,957	1,956	1,974
Property, plant and equipment	4,522	4,315	4,113
Right-of-use assets	754	819	918
Interests in associates and joint ventures	106	89	67
Other	21	27	32
Total non-current assets	8,763	8,626	8,569
Inventories	169	127	93
Trade receivables	996	954	833
Other customer contract assets	10	11	13
Prepaid expenses	189	178	200
Other	2,002	1,720	1,484
Total current assets	3,366	2,991	2,623
Total assets	12,128	11,616	11,192
Orange Business, operating segment [Member]
Disclosure of operating segments [line items]
Goodwill	2,263	2,289	2,237
Orange Business, operating segment [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	2,263	2,289	2,237
Other intangible assets	585	577
Property, plant and equipment	391	417
Right-of-use assets	392	438	478
Interests in associates and joint ventures	3	3	2
Other	36	36	43
Total non-current assets	3,670	3,761	3,848
Inventories	82	91	70
Trade receivables	1,322	1,339	1,162
Other customer contract assets	721	588	485
Prepaid expenses	88	125	95
Other	255	278	214
Total current assets	2,468	2,421	2,026
Total assets	6,138	6,182	5,873
Totem
Disclosure of operating segments [line items]
Goodwill	1,624	1,624
Totem | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	1,624	1,624
Other intangible assets	9	6
Property, plant and equipment	980	943
Right-of-use assets	665	649
Other	4	4
Total non-current assets	3,282	3,226
Trade receivables	336	272
Prepaid expenses	14	19
Other	27	13
Total current assets	377	304
Total assets	3,659	3,530
International Carriers and Shared Services, operating segment [member]
Disclosure of operating segments [line items]
Goodwill	18	18	18
International Carriers and Shared Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	18	18	18
Other intangible assets	3,739	3,741	3,728
Property, plant and equipment	1,065	1,169	1,125
Right-of-use assets	1,859	2,002	2,074
Interests in associates and joint ventures	8	12	6
Other	20	21	39
Total non-current assets	6,709	6,964	6,990
Inventories	107	141	114
Trade receivables	1,121	1,042	904
Prepaid expenses	52	61	53
Other	436	424	389
Total current assets	1,715	1,668	1,460
Total assets	8,424	8,631	8,450
Mobile Financial Services, operating segment [member]
Disclosure of operating segments [line items]
Goodwill			28
Mobile Financial Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill			28
Other intangible assets	24	54	88
Property, plant and equipment	10	10	5
Right-of-use assets	20	23	21
Other	378	781	919
Total non-current assets	432	869	1,062
Trade receivables	38	130	91
Prepaid expenses	34	22	14
Other	3,316	2,931	2,848
Total current assets	3,387	3,083	2,953
Total assets	€ 3,819	€ 3,951	€ 4,015